Eventide Global Dividend Opportunities Fund

A series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Eventide Global Dividend Opportunities Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, on September 29, 2017, (SEC Accession No. 0001580642-17-005322).